STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 006 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participants	$ 16,757,634
Sensient Technologies Corporation	7,138,201
Rollovers	4,169,014
Interest income on notes receivable from participants	372,712
Net investment income from Sensient Technologies Corporation Master Trust	53,646,159
Total additions	82,083,720
DEDUCTIONS:
Withdrawals and distributions	(32,340,436)
Administrative expenses	(115,853)
Total deductions	(32,456,289)
Net additions	49,627,431
Net assets available for benefits:
Beginning of year	284,794,714
End of year	$ 334,422,145